Summary of Derivative Instruments Designated in Qualifying Hedge Accounting Relationships (Details) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Condensed Income Statements, Captions [Line Items]
Notional amount	$ 548,617	$ 512,740
Interest rate risk [member] | Swaps [member]
Condensed Income Statements, Captions [Line Items]
Notional amount	453,429	389,779
Foreign exchange risk [member] | Cross currency swaps [member]
Condensed Income Statements, Captions [Line Items]
Notional amount	93,533	121,304
Contracts maturing after December 31, 2021 [member]
Condensed Income Statements, Captions [Line Items]
Notional amount	218,422	186,836
Contracts maturing after December 31, 2021 [member] | Interest rate risk [member] | Swaps [member] | US LIBOR [member]
Condensed Income Statements, Captions [Line Items]
Notional amount	183,399	158,428
Contracts maturing after December 31, 2021 [member] | Foreign exchange risk [member] | Swaps [member] | US LIBOR [member]
Condensed Income Statements, Captions [Line Items]
Notional amount	13,347	9,792
Contracts maturing after December 31, 2021 [member] | Foreign exchange risk [member] | Swaps [member] | GBP LIBOR [member]
Condensed Income Statements, Captions [Line Items]
Notional amount	1,694	1,726
Contracts maturing after December 31, 2021 [member] | Foreign exchange risk [member] | Cross currency swaps [member] | US LIBOR [member]
Condensed Income Statements, Captions [Line Items]
Notional amount	18,288	14,301
Contracts maturing after December 31, 2021 [member] | Foreign exchange risk [member] | Cross currency swaps [member] | GBP LIBOR [member]
Condensed Income Statements, Captions [Line Items]
Notional amount	$ 1,694	$ 2,589